UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Dallas, Texas     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $85,016 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
FIRST AMERN CORP CALIF         COM              318522307     4214   130175 SH       SOLE                   130175
ACME PACKET INC                COM              004764106     2630   262700 SH       SOLE                   262700
A D C TELECOMMUNICATIONS       COM NEW          000886309     1180   141472 SH       SOLE                   141472
AMERICAN EXPRESS CO            COM              025816109     2237    66000 SH       SOLE                    66000
ARCH CAP GROUP LTD             ORD              G0450A105     5903    87400 SH       SOLE                    87400
BLOCKBUSTER INC                CL A             093679108       35    32700 SH       SOLE                    32700
BLOCKBUSTER INC                CL B             093679207      144   240500 SH       SOLE                   240500
BLOUNT INTL INC NEW            COM              095180105     1863   196700 SH       SOLE                   196700
CEMEX SAB DE CV                SPON ADR NEW     151290889     2243   173584 SH       SOLE                   173584
CITRIX SYS INC                 COM              177376100     3754    95700 SH       SOLE                    95700
DAIMLER AG                     REG SHS          D1668R123     1585    31500 SH       SOLE                    31500
DECKERS OUTDOOR CORP           COM              243537107     1188    14000 SH       SOLE                    14000
DELTIC TIMBER CORP             COM              247850100     1172    25600 SH       SOLE                    25600
DIANA SHIPPING INC             COM              Y2066G104      163    12500 SH       SOLE                    12500
DREW INDS INC                  COM NEW          26168L205     1941    89500 SH       SOLE                    89500
EAGLE MATERIALS INC            COM              26969P108      857    30000 SH       SOLE                    30000
EXTERRAN HLDGS INC             COM              30225X103     3631   152932 SH       SOLE                   152932
HOLLY CORP                     COM PAR $0.01    435758305     3487   136100 SH       SOLE                   136100
INTUIT                         COM              461202103     6928   243100 SH       SOLE                   243100
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     5282    80400 SH       SOLE                    80400
LENDER PROCESSING SVCS INC     COM              52602E102     2966    77700 SH       SOLE                    77700
LOOPNET INC                    COM              543524300     1285   142200 SH       SOLE                   142200
MOODYS CORP                    COM              615369105     1606    78500 SH       SOLE                    78500
PLUM CREEK TIMBER CO INC       COM              729251108     1731    56500 SH       SOLE                    56500
RAYTHEON CO                    COM NEW          755111507     5948   124000 SH       SOLE                   124000
SEALY CORP                     COM              812139301       76    23850 SH       SOLE                    23850
SOMANETICS CORP                COM NEW          834445405     4520   280415 SH       SOLE                   280415
SONUS NETWORKS INC             COM              835916107     2396  1130200 SH       SOLE                  1130200
SYNOPSYS INC                   COM              871607107     5086   226844 SH       SOLE                   226844
TIME WARNER INC                COM NEW          887317303     2899   100732 SH       SOLE                   100732
VALERO ENERGY CORP NEW         COM              91913Y100     1458    75200 SH       SOLE                    75200
WELLPOINT INC                  COM              94973V107     4608    97300 SH       SOLE                    97300